Condensed Consolidated Statements of Operations and Comprehensive Loss ₩ in Thousands	3 Months Ended				12 Months Ended
	Mar. 31, 2019 $ / shares	Mar. 31, 2019 KRW (₩) shares	Mar. 31, 2018 $ / shares	Mar. 31, 2018 KRW (₩) shares	Dec. 31, 2018 $ / shares	Dec. 31, 2018 KRW (₩) shares	Dec. 31, 2017 $ / shares	Dec. 31, 2017 KRW (₩) shares
Revenue
Total revenue		₩ 1,280,331		₩ 1,309,483		₩ 4,589,203		₩ 3,972,111
Cost of revenue
Total cost of revenue		733,464		855,015		3,069,644		3,615,738
Gross margin		546,867		454,468		1,519,559		356,373
Selling, general and administrative expenses		324,334		394,281		2,108,221		2,731,354
Research and development		71,860		29,810		374,944		51,766
Income from operations		150,673		30,377		(963,606)		(2,426,747)
Other expense:
Interest expense, net		(39,698)		(39,817)		(161,072)		(226,721)
Other expense, net		(4,187)		(4,040)		2,868		(6,640)
Total other expense		(43,885)		(43,857)		(158,204)		(233,361)
Income (Loss) before provision for income taxes		106,788		(13,480)		(1,121,810)		(2,660,108)
Income tax benefit		(1,621)		(2,930)		16,850		(9,118)
Net income (loss)		₩ 108,409		₩ (10,550)		₩ (1,138,660)		₩ (2,650,990)
Net loss per common share | $ / shares					$ (50)		$ (308)
Weighted average common shares outstanding | shares						22,728,538		8,601,977
Basic net income (loss) per share | $ / shares	$ 4.73		$ (0.48)
Diluted net income (loss) per share | $ / shares	$ 3.92		$ (0.48)
Basic weighted average shares outstanding | shares		22,927,992		22,119,095
Diluted weighted average shares outstanding | shares		27,680,416		22,119,095
Net income (loss)		₩ 108,409		₩ (10,550)		₩ (1,138,660)		₩ (2,650,990)
Other comprehensive income (loss):
Foreign exchange translation gain (loss)		(7,855)		1,783		(114,215)		(15,781)
Remeasurement of pension liabilities		4,309		10,388		(44,806)		32,326
Other comprehensive income (loss), net of tax:		(3,546)		12,171		(159,021)		16,545
Comprehensive income		104,863		1,621		(1,297,681)		(2,634,445)
Product [Member]
Revenue
Total revenue		558,665		249,001		2,445,340		1,866,863
Cost of revenue
Total cost of revenue		251,520		182,387		1,736,532		1,677,034
Service [Member]
Revenue
Total revenue		721,666		1,060,482		2,143,863		2,105,248
Cost of revenue
Total cost of revenue		₩ 481,944		₩ 672,628		₩ 1,333,112		₩ 1,938,704